Company's Operations - Equity interests (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Company's Operations [Line Items]
%		100.00%	100.00%
Stock canceled During Period, Shares			(60,000,000,000)
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Biofuel production, except alcohol
Country		Brazil
%	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity		Business office
Country		United States of America
%	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Port operations
Country		Brazil
%	100.00%	100.00%
FuturaGene Ltda. | England
Company's Operations [Line Items]
Main activity		Biotechnology research and development
Country		England
%	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity		Biotechnology research and development
Country		United States of America
%	100.00%	100.00%
FuturaGene Israel Ltda. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity		Biotechnology research and development
Country		Israel
%	100.00%	100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity		Biotechnology research and development
Country		United States of America
%	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Holding
Country		Brazil
%	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity		Port operations
Country		Brazil
%	100.00%	100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Power generation and distribution
Country		Brazil
%	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Road freight transport
Country		Brazil
%	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Port operations
Country		Brazil
%	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Commercialization of equipment and parts
Country		Brazil
%	100.00%	100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Packaging production
Country		Brazil
%	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity		Commercialization of paper and computer materials
Country		Argentina
%	100.00%	100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity		Business office
Country		Austria
%	100.00%	100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity		Lignin research and development
Country		Canada
%	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity		Business office
Country		Ecuador
%	100.00%	100.00%
Suzano Finland Oy (Direct) | FINLAND
Company's Operations [Line Items]
Main activity		Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country		Finland
%	100.00%	100.00%
Suzano International Finance B.V (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity		Financial fundraising
Country		Netherlands
%	100.00%	100.00%
Suzano International Holding B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity		Holding
Country		Netherlands
%	100.00%	100.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity		Business office
Country		Austria
%	100.00%	100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity		Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country		United States of America
%	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity		Biotechnology research and development
Country		China
%	100.00%	100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity		Financial fundraising
Country		Netherlands
%	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Industrialization, commercialization and exporting of pulp
Country		Brazil
%	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity		Business office
Country		United States of America
%	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity		Business office
Country		Switzerland
%	100.00%	100.00%
Suzano Shanghai Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity		Business office
Country		China
%	100.00%	100.00%
Suzano Shanghai Trading Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity		Business office
Country		China
%	100.00%	100.00%
Suzano Singapura Pte. Ltda. (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity		Business office
Country		Singapore
%	100.00%	100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity		Business office
Country		Hungary
%	100.00%	100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity		Corporate venture capital
Country		United States of America
%	100.00%	100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Industrialization, commercialization and exporting of pulp
Country		Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	50.00%	50.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Restoration, conservation and preservation of forests
Country		Brazil
Proportion of ownership interest in associate	16.66%	16.66%
Ensyn Corporation (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity		Biofuel research and development
Country		United States of America
Proportion of ownership interest in associate	24.80%	24.80%
F&E Technologies LLC (Direct/Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity		Biofuel production, except alcohol
Country		United States of America
Proportion of ownership interest in associate	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity		Industrialization and commercialization of paperboard
Country		Brazil
Proportion of ownership interest in associate	49.90%	49.90%
Simplifyber, Inc (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity		Production of consumer goods through the transformation of cellulose-based liquids
Country		United States of America
Proportion of ownership interest in associate	13.91%	14.20%
Spinnova Plc (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity		Research of sustainable raw materials for the textile industry
Country		Finland
Proportion of ownership interest in associate	18.77%	18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) | FINLAND
Company's Operations [Line Items]
Main activity		Development and production of cellulose-based fibers, yarns and textile filaments
Country		Finland
Proportion of ownership interest in associate	50.00%	50.00%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity		Software solutions based on artificial intelligence and computer vision for agribusiness
Country		Brazil
Proportion of ownership interest in associate	5.82%	5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity		Nanocrystalline pulp research and development
Country		Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	8.28%	8.28%
Lenzing Aktiengesellschft [Member] | AUSTRIA
Company's Operations [Line Items]
Main activity		Production of wood-based cellulose fibers
Country		Austria
Proportion of ownership interest in associate	15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity		Research and development of smart nanocoatings
Country		Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	5.00%	4.90%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. | BRAZIL
Company's Operations [Line Items]
Proportion of ownership interest in associate		16.66%